Business Segment Information (Reconciliation of Total Net Business Profits under Internal Management Reporting Systems to Income Before Income Tax Expense on Consolidated Statements of Income) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net business profits	¥ 457,800	¥ 663,400	¥ 852,800
U.S. GAAP adjustments	17,800	(387,800)	201,300
(Provision) credit for loan losses	126,362	(37,668)	(34,560)
Net gains (losses) related to equity investments	278,200	259,600	188,400
Non-recurring personnel expense	(7,400)	(8,800)	(3,900)
Gains on disposal of premises and equipment	8,225	5,638	10,223
(Provision) credit for losses on off-balance-sheet instruments	30,244	(19,464)	16,447
Others-net	(71,900)	5,600	(34,000)
Income before income tax expense	¥ 839,298	¥ 480,375	¥ 1,196,605